Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share
Summary of reconciliation between the number of basic and fully diluted shares outstanding

	2021	2020
	$	$
Weighted daily average of Common shares	166,645,546	148,315,445
Dilutive effect of stock options	—	5,375,592
Dilutive effect of warrants	—	4,611,720
Weighted average number of diluted shares	166,645,546	158,302,757
Number of anti-dilutive stock options and warrants excluded from fully diluted earnings per share calculation	8,403,000	4,664,396